Note 15 - Capital Management (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	January 31	October 31
	2023	2022

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$218,865	$225,982
Contributed surplus	1,955	1,612
Retained earnings	116,638	109,335
Accumulated other comprehensive income	72	99
CET1 before regulatory adjustments	337,530	337,028
Regulatory adjustments applied to CET1	(11,119)	(11,371)
Common Equity Tier 1 capital	$326,411	$325,657

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$340,058	$339,304

Tier 2 capital
Directly issued Tier 2 capital instruments	$105,125	$107,367
Tier 2 capital before regulatory adjustments	105,125	107,367
Eligible stage 1 and stage 2 allowance	2,289	1,904
Total Tier 2 capital	$107,414	$109,271
Total regulatory capital	$447,472	$448,575
Total risk-weighted assets	$2,917,048	$2,714,902
Capital ratios
CET1 capital ratio	11.19%	12.00%
Tier 1 capital ratio	11.66%	12.50%
Total capital ratio	15.34%	16.52%
(thousands of Canadian dollars)
	January 31	October 31
	2023	2022

On-balance sheet assets	$3,531,690	$3,265,998
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(11,119)	(11,371)
Total on-balance sheet exposures	3,520,571	3,254,627

Total off-balance sheet exposure at gross notional amount	$404,883	$443,124
Adjustments for conversion to credit equivalent amount	(232,402)	(251,101)
Total off-balance sheet exposures	172,481	192,023

Tier 1 capital	340,058	339,304
Total exposures	3,693,052	3,446,650

Leverage ratio	9.21%	9.84%